Financial instruments and financial risk management - Loss allowance (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Trade and other receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Allowance for expected credit losses, beginning of fiscal year	€ 0
Increase loss allowance during the period	278
Allowance for expected credit losses, end of fiscal year	278
Other financial assets
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Allowance for expected credit losses, beginning of fiscal year	0
Allowance for expected credit losses, end of fiscal year	€ 0
Effective loss rate	0.00%	0.00%